Cover	Sep. 01, 2025
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 01, 2025
Registrant Name	Prosper Marketplace, Inc.
Entity Tax Identification Number	73-1733867
Entity Address, Postal Zip Code	94105
Entity Address, State or Province	CA
Entity Address, City or Town	San Francisco
Entity Address, Address Line Two	3rd Floor
Entity Address, Address Line One	221 Main Street
City Area Code	415
Local Phone Number	593-5426
Entity Incorporation, State or Country Code	DE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Central Index Key	0001416265
Amendment Flag	false
Entity File Number	333-280336
Prosper Funding LLC
Entity Information [Line Items]
Registrant Name	Prosper Funding LLC
Entity Tax Identification Number	45-4526070
Central Index Key	0001542574